Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - May | State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $7.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.00%
Innovator U.S. Equity Power Buffer ETF™ - May | State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $718.66 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
Innovator U.S. Equity Power Buffer ETF™ - May | State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $812.09 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.40%)
Innovator U.S. Equity Power Buffer ETF™ - May | State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $610.86 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.60%)